Convertible Debt - Narrative (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	Sep. 29, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jul. 01, 2023
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives			$ (10,900,000)	$ (19,900,000)	$ (17,500,000)	$ (31,400,000)
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 100,000,000
Borrowings, conversion price (in dollars per share)		$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price		125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)		$ 17.46
Gains (losses) on change in fair value of derivatives			3,400,000		(4,100,000)		$ (13,900,000)
Borrowings, Conversion Price Per Share, Consecutive Days To Force Conversion		20 days
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 27,700,000
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		5.00%
Adjustment to paid in kind interest rate		6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		2.00%
Koch Strategic Platforms Convertible Note | Secured Overnight Financing Rate (SOFR) | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.58%
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 200,000,000
Borrowings, conversion price (in dollars per share)	$ 9.95
Borrowing costs recognised as expense	$ 1,300,000
Gains (losses) on change in fair value of derivatives			$ (7,500,000)		$ (13,400,000)		$ (29,700,000)
Glencore Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	46,200,000
Glencore Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 153,800,000
Glencore Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
Glencore Convertible Note | LIBOR | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.42826%
Glencore Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
Glencore Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%